COMMITMENTS (Details) (Narrative) - USD ($) $ in Thousands	Jan. 31, 2027	Jan. 09, 2026	Dec. 31, 2025
Commitments [Line Items]
Total contractual commitments			$ 22,074
Events after the reporting date [Member]
Commitments [Line Items]
Cash paid in subsequent event		$ 1,250
Deferred cash consideration payable in subsequent event	$ 1,250
Payments related to acquisition of royalties and streams [Member]
Commitments [Line Items]
Total contractual commitments			$ 2,500